Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Trade payables	£ 4,141		£ 3,991	£ 4,205
Other taxation and social security	564		704	704
Other payables	387		456	672
Accrued expenses	630		492	382
Deferred income	68		1,525	1,474
Total current trade and other payables	5,790	£ 5,759	7,168	7,437
Non-current
Other payables	873		871	885
Deferred income	606		455	413
Total non-current trade and other payables	£ 1,479		£ 1,326	£ 1,298